Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GAMCO GLOBAL SERIES FUNDS, INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Class AAA Shares | The Gabelli Global Rising Income and Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND (the “GRID Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The GRID Fund seeks to provide investors with a high level of total return through a combination of current income and appreciation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the GRID Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the GRID Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The GRID Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the GRID Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the GRID Fund’s performance. During the most recent fiscal year, the GRID Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Class AAA Shares of the GRID Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the GRID Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the GRID Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The GRID Fund will attempt to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed-income securities and securities that are convertible into common stock). The GRID Fund will primarily invest in common stocks of foreign and domestic issuers that the GRID Fund's portfolio manager believes are likely to pay dividends and income and have the potential for above average capital appreciation and dividend increases. To this end, the portfolio manager may invest in stocks that pay and increase dividends over time that can potentially provide "rising income." Rising income stocks historically have provided a better total return over time, potentially combat inflation and offer the opportunity to potentially take advantage of compounding through dividend and income reinvestment. Under normal circumstances, the GRID Fund intends to invest in at least three countries, including the United States, and will invest at least 40% of its total assets in countries other than the United States.

The GRID Fund invests in companies whose stocks the Adviser believes are selling at a significant discount to their "private market value." Private market value is the value the Adviser believes informed investors would be willing to pay to acquire the entire company. If investor attention is focused on the underlying asset value of a company due to expected or actual developments or other catalysts, an investment opportunity to realize this private market value may exist.

The GRID Fund may utilize certain "arbitrage" strategies. The GRID Fund's use of arbitrage may be described as investing in "event" driven situations such as announced mergers, acquisitions, and reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the GRID Fund may purchase the selling company's securities, offering the GRID Fund the possibility of generous returns relative to cash equivalents with a limited risk of excessive loss of capital.

		The GRID Fund may invest in convertible securities, which include bonds, debentures, corporate notes, preferred stocks, and other similar securities which are convertible or exchangeable for common stock within a particular time period at a specified price or formula, of foreign and domestic companies with no target maturity range. Because many convertible securities are rated below investment grade, the GRID Fund may invest without limit in securities rated lower than "BBB" by Standard & Poor's Rating Services ("S&P") or "Caa" or lower by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, are of comparable quality as determined by the Adviser, including securities of issuers in default. The GRID Fund also may invest up to 25% of its assets in non-convertible fixed income securities that are below investment grade, including up to 5% of its assets in securities of issuers that are in default.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You May Want to Invest in the GRID Fund if:
  you are a long term investor
  you seek growth of capital
  you seek to diversify your investments outside the U.S.
The GRID Fund's share price will fluctuate with changes in the market value of the GRID Fund's portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Holders of common stocks only have rights to the value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. In addition, the Fund's portfolio companies may reduce or eliminate the dividend rate on the securities held by the Fund. Preferred stock and debt securities convertible into or exchangeable for common or preferred stock also are subject to interest rate risk and/or credit risk. When interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. In addition, the GRID Fund may invest in lower credit quality securities which may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity. An investment in the GRID Fund is not guaranteed; you may lose money by investing in the GRID Fund. When you sell GRID Fund shares, they may be worth less than what you paid for them.

Investing in the GRID Fund involves the following risks:
  Convertible Securities.    Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in the interest rates and, in addition, fluctuates in relation to the underlying common stock.
  Credit Risk for Convertible Securities and Fixed Income Securities.    Many convertible securities are not investment grade, that is, not rated within the four highest categories by S&P and Moody's. To the extent that the Fund's convertible securities and any other fixed income securities are rated lower than investment grade or are not rated, there would be a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, those securities.
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the GRID Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.
  Event Driven Risk.    Event driven investments involve the risk that certain of the events driving the investment may not happen or the market may react differently than expected to the anticipated transaction. In addition, although an event may occur or is announced, it may be renegotiated, terminated or involve a longer time frame than originally contemplated. Event driven investment transactions are also subject to the risk of overall market movements. Any one of these risks could cause the GRID Fund to experience investment losses impacting its shares negatively.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in emerging markets.
  Interest Rate Risk.    The primary risk associated with fixed income securities is interest rate risk. Investments in dividend paying securities also involve interest rate risk. A decrease in interest rates will generally result in an increase in the value of such securities, while increases in interest rates will generally result in a decline in its value. This effect is generally more pronounced for fixed rate securities than for securities whose income rate is periodically reset. Market interest rates recently have declined significantly below historical average rates, which may increase the risk that these rates will rise in the future.
  Lower Rated Securities.    Lower rated securities may involve major risk exposures such as increased sensitivity to interest rate and economic changes, and the market to sell such securities may be limited. Such lower rated securities are considered speculative investments with increased credit risk.
  Management Risk.    If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the GRID Fund holds, then the value of the GRID Fund's shares may decline.
  Non-Diversification Risk.    As a non-diversified mutual fund, more of the GRID Fund's assets may be focused in the common stocks of a small number of issuers, which may make the value of the GRID Fund's shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the GRID Fund is not guaranteed; you may lose money by investing in the GRID Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk.    As a non-diversified mutual fund, more of the GRID Fund's assets may be focused in the common stocks of a small number of issuers, which may make the value of the GRID Fund's shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the GRID Fund by showing changes in the GRID Fund’s performance from year to year and by showing how the GRID Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices. Substantially all of the GRID Fund’s operating history and performance results have been achieved implementing different investment strategies under the GRID Fund’s previous names, the GAMCO Vertumnus Fund and the GAMCO Global Convertible Securities Fund, and as such, the GRID Fund’s past performance (before and after taxes) does not predict how the GRID Fund will perform in the future. Both the chart and the table assume reinvestment of distributions. Updated information on the GRID Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the GRID Fund by showing changes in the GRID Fund’s performance from year to year and by showing how the GRID Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	the GRID Fund’s past performance (before and after taxes) does not predict how the GRID Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GRID FUND (Total Returns for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the calendar years shown in the bar chart, the highest return for a quarter was 18.48% (quarter ended September 30, 2009), and the lowest return for a quarter was (26.38)% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the years ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Class AAA Shares | The Gabelli Global Rising Income and Dividend Fund | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.02%	[1]
1 Year	rr_ExpenseExampleYear01	205
3 Years	rr_ExpenseExampleYear03	652
5 Years	rr_ExpenseExampleYear05	1,126
10 Years	rr_ExpenseExampleYear10	2,434
2005	rr_AnnualReturn2005	8.00%
2006	rr_AnnualReturn2006	8.39%
2007	rr_AnnualReturn2007	2.08%
2008	rr_AnnualReturn2008	(43.23%)
2009	rr_AnnualReturn2009	44.67%
2010	rr_AnnualReturn2010	16.27%
2011	rr_AnnualReturn2011	(6.88%)
2012	rr_AnnualReturn2012	4.79%
2013	rr_AnnualReturn2013	14.25%
2014	rr_AnnualReturn2014	1.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.38%)
Past One Year	rr_AverageAnnualReturnYear01	1.59%
Past Five Years	rr_AverageAnnualReturnYear05	5.66%
Past Ten Years	rr_AverageAnnualReturnYear10	2.60%
Class AAA Shares | The Gabelli Global Rising Income and Dividend Fund | Return After Taxes on Distributions | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	1.20%
Past Five Years	rr_AverageAnnualReturnYear05	5.13%
Past Ten Years	rr_AverageAnnualReturnYear10	1.32%
Class AAA Shares | The Gabelli Global Rising Income and Dividend Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	1.22%
Past Five Years	rr_AverageAnnualReturnYear05	4.28%
Past Ten Years	rr_AverageAnnualReturnYear10	1.97%
Class AAA Shares | The Gabelli Global Rising Income and Dividend Fund | Bank of America Merrill Lynch Global 300 Convertible Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	3.66%
Past Five Years	rr_AverageAnnualReturnYear05	7.64%
Past Ten Years	rr_AverageAnnualReturnYear10	6.18%
Class AAA Shares | The Gabelli Global Rising Income and Dividend Fund | MSCI World Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	4.94%
Past Five Years	rr_AverageAnnualReturnYear05	10.20%
Past Ten Years	rr_AverageAnnualReturnYear10	6.03%

[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the GRID Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 2.00% for Class AAA Shares. Under this same arrangement, the GRID Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the GRID Fund's adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 2.00% for Class AAA Shares after giving effect to the repayment. This arrangement is in effect until May 1, 2016 and may be terminated only by the Board of Directors of the Company before such time.